UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2001
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	February 7, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	$ 102,251 (in 1000's)


List of Other Included Managers:  NONE




FORM 13F INFORMATION TABLE
















 COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8










 Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers


Disney Walt CO
COM
254687106
1550
74800
Sole
None
74,800

General Elec Co
COM
369604103
7127
177827
Sole
None
177,827

Goldman Sachs Group INC
COM
38141G104
6999
75457
Sole
None
75,457

Intel Corp
COM
458140100
15083
479576
Sole
None
479,576

Merck & Co
COM
589331107
7215
122706
Sole
None
122,706

Microsoft Corp
COM
594918104
14969
225943
Sole
None
225,943

Pfizer Inc
COM
717081103
9479
237865
Sole
None
237,865

Schwab (Charles) Corp
COM
808513105
10589
684461
Sole
None
684,461

Weyerhaeuser Co
COM
962166104
29241
540695
Sole
None
540,695